Rockefeller Climate Solutions Fund
Schedule of Investments
February 28, 2022 (Unaudited)

	Shares	Value
Common Stocks - 96.03%
Aerospace & Defense - 4.11%
Maxar Technologies, Inc.	78,483	$2,545,988
Teledyne Technologies, Inc. (a)	4,126	1,771,622
		4,317,610
Biotechnology - 0.14%
Ginkgo Bioworks Holdings, Inc. (a)	33,616	151,272
Building Products - 5.97%
A. O. Smith Corp.	28,982	1,987,586
AZEK Co Inc/The (a)	15,381	453,586
Cie de Saint-Gobain (b)	34,679	2,150,279
Geberit AG (b)	2,571	1,681,890
		6,273,341
Chemicals - 4.40%
Air Products and Chemicals, Inc.	7,860	1,857,318
Danimer Scientific, Inc. (a)	29,124	115,914
Koninklijke DSM NV (b)	14,129	2,652,924
		4,626,156
Commercial Services & Supplies - 3.28%
Stericycle, Inc. (a)	29,756	1,736,560
Tetra Tech, Inc.	10,776	1,710,906
		3,447,466
Construction & Engineering - 5.92%
Arcadis NV (b)	67,203	3,071,415
MasTec, Inc. (a)	39,949	3,146,384
		6,217,799
Diversified Telecommunication Services - 1.89%
Iridium Communications, Inc. (a)	50,080	1,982,667
Electric Utilities - 5.69%
Enel S.p.A. (b)	390,987	2,881,168
SSE Plc (b)	136,406	3,095,715
		5,976,883
Electrical Equipment - 6.28%
Array Technologies, Inc. (a)	42,541	478,161
Schneider Electric SE (b)	28,834	4,467,438
Vestas Wind Systems A/S (b)	51,196	1,650,902
		6,596,501
Electronic Equipment, Instruments & Components - 10.94%
Badger Meter, Inc.	24,557	2,441,211
Halma Plc (b)	65,162	2,101,750
Hitachi Ltd. (b)	30,500	1,508,308
TE Connectivity Ltd. - ADR	15,918	2,267,201
Trimble, Inc. (a)	45,527	3,175,508
		11,493,978
Food Products - 5.60%
Bakkafrost P/F (b)	48,237	3,278,037
Darling Ingredients, Inc. (a)	35,943	2,605,149
		5,883,186
Health Care Equipment & Supplies - 4.34%
Danaher Corp.	16,607	4,557,127
Hotels, Restaurants & Leisure - 1.34%
Sweetgreen, Inc. (a)	55,549	1,407,056
Independent Power and Renewable Electricity Producers - 2.55%
Brookfield Renewable Corp. - ADR	18,491	691,009
Brookfield Renewable Partners LP	55,364	1,988,675
		2,679,684

Industrial Conglomerates - 1.29%
Roper Technologies, Inc.	3,018	1,352,728
Life Sciences Tools & Services - 4.05%
Thermo Fisher Scientific, Inc.	7,825	4,256,800
Machinery - 16.33%
Alstom SA (b)	57,988	1,475,213
Kubota Corp. (b)	130,600	2,343,184
METAWATER Co. Ltd. (b)	127,000	2,344,348
Mueller Industries, Inc.	57,253	3,266,284
Mueller Water Products, Inc.	116,112	1,473,461
Pentair PLC - ADR	40,502	2,345,471
The Timken Co.	32,722	2,145,254
Xylem Inc.	19,987	1,777,844
		17,171,059
Professional Services - 8.56%
Bureau Veritas SA (b)	154,984	4,431,443
Stantec, Inc. (a)(b)	38,239	1,900,335
Verisk Analytics, Inc.	15,069	2,672,336
		9,004,114
Real Estate Management & Development - 1.64%
Vonovia SE (b)	32,539	1,727,273
Semiconductors & Semiconductor Equipment - 0.52%
First Solar, Inc. (a)	7,283	548,337
Water Utilities - 1.19%
American Water Works Co., Inc.	8,270	1,249,514
Total Common Stocks (Cost $110,567,180)		100,920,551

REITS - 1.66%
Mortgage Real Estate Investment Trusts (REITs) - 1.66%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,778	1,741,071
Total REITS (Cost $2,103,948)		1,741,071

Money Market Funds - 2.23%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.010% (c)	2,346,306	2,346,306
Total Money Market Funds (Cost $2,346,306)		2,346,306

Total Investments (Cost $115,017,434) - 99.92%		105,007,928
Other Assets in Excess of Liabilities - 0.08%		84,839
Total Net Assets - 100.00%		$105,092,767

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
REIT	Real Estate Investment Trust
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	The rate shown represents the seven day yield as of February 28, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2022.

Climate Solutions Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$60,059,264	$40,861,287	$-	$100,920,551
Real Estate Investment Trusts	1,741,071	-	-	1,741,071
Total Equity Securities	61,800,335	40,861,287	-	102,661,622
Money Market Funds	2,346,306	-	-	2,346,306
Total Investments in Securities	$64,146,641	$40,861,287	$-	$105,007,928

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$27,731,822	$22,161,906	$-	$49,893,728
Real Estate Investment Trusts	187,342	699,876	-	887,218
Total Equity Securities	27,919,164	22,861,782	-	50,780,946
Money Market Funds	1,100,464	-	-	1,100,464
Total Investments in Securities	$29,019,628	$22,861,782	$-	$51,881,410

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$1,033,787	$-	$1,033,787
Corporate Bonds	-	15,679,137	-	15,679,137
Mortgage Backed Securities	-	11,846,683	-	11,846,683
Municipal Bonds	-	12,285,991	-	12,285,991
U.S. Government Notes/Bonds	-	12,653,161	-	12,653,161
U.S. Government Agency Issues	-	5,504,042	-	5,504,042
Total Fixed Income Securities	-	59,002,801	-	59,002,801
Exchange-Traded Funds	1,892,889	-	-	1,892,889
Money Market Funds	245,930	-	-	245,930
Total Investments in Securities	$2,138,819	$59,002,801	$-	$61,141,620

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$72,339,257	$-	$72,339,257
Total Fixed Income Securities	-	72,339,257	-	72,339,257
Money Market Funds	130,943	-	-	130,943
Total Investments in Securities	$130,943	$72,339,257	$-	$72,470,200

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$38,064,762	$-	$38,064,762
Total Fixed Income Securities	-	38,064,762	-	38,064,762
Money Market Funds	258,010	-	-	258,010
Total Investments in Securities	$258,010	$38,064,762	$-	$38,322,772

The Funds held no Level 3 securities during the period ended February 28, 2022.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2022.